Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 9 – INCOME TAXES

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryovers	$1,340,152	$1,004,029
Deferred tax assets, gross	1,340,152	1,004,029

Less: valuation allowance	(1,340,152)	(1,004,029)
Deferred tax assets, net	-	-

Deferred tax assets (liabilities), net	$-	$-

The change in the Company’s valuation allowance is as follows:

	For the year ended December 31, 2020	For the year ended December 31, 2019
Beginning of year	$1,004,029	$505,871
Increase in valuation allowance	1,340,152	498,158
End of year	$2,344,180	$1,004,029

A reconciliation of the provision for income taxes with the amounts computed by applying the statutory federal income tax rate to loss from operations before the provision for income taxes is as follows:

	For the year ended December 31, 2020	For the year ended December 31, 2019
Canada federal statutory rate	(15.0)%	(15.0)%
Provincial taxes	(11.5)%	(11.5)%
Permanent differences
Non-deductible expenses	7.5%	5.9%
Valuation allowance	19.1%	20.6%
Effective income tax rate	0.0%	0.0%

As of December 31, 2020 and 2019, the Company had net operating loss carryovers of $5,057,176 and $3,788,788, respectively, for Canadian federal income tax purposes, which begin to expire in 2029. The ultimate realization of the net operating loss is dependent upon future taxable income, if any, of the Company. Based on losses from inception, the Company determined that as of December 31, 2020 and 2019 it is more likely than not that the Company will not realize benefits from the deferred tax assets. The Company will not record income tax benefits in the financial statements until it is determined that it is more likely than not that the Company will generate sufficient taxable income to realize the deferred income tax assets. As a result of the analysis, the Company determined that a valuation allowance against the deferred tax assets was required of $1,340,152 and $1,004,029 as of December 31, 2020 and 2019, respectively.